Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

Amounts due to (due from) MRD Holdco and certain affiliates of NGP at March 31, 2015 and December 31, 2014 are presented as “Accounts receivable – affiliates” and “Accounts payable – affiliates” in the accompanying balance sheets.

NGP Affiliated Companies

During the three months ended March 31, 2015, MRD paid approximately $0.6 million to Cretic Energy Services, LLC, a NGP affiliated company, for services related to our drilling and completion activities.

NGPCIF NPI Acquisition

WildHorse Resources purchased a net profits interest from NGPCIF on February 28, 2014 for a purchase price of $63.4 million (see Note 1). This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. WildHorse Resources recorded the following net assets (in thousands):

Accounts receivable	$2,274
Oil and natural gas properties, net	40,056
Accrued liabilities	(297)
Asset retirement obligations	(277)
Net assets	$41,756

Due to common control considerations, the difference between the purchase price and the net assets acquired are reflected within equity as a deemed distribution to NGP affiliates.

Other Acquisitions or Dispositions

On March 10, 2014, BlueStone sold certain interests in oil and gas properties in McMullen, Webb, Zapata, and Hidalgo Counties located in South Texas to BlueStone Natural Resources II, LLC, an NGP controlled entity. Total cash consideration received by BlueStone was approximately $1.2 million, which exceeded the net book value of the properties sold by $0.5 million. Due to common control considerations, the $0.5 million was recognized in the equity statement as a contribution.

On March 28, 2014, our predecessor acquired certain interests in oil and gas properties in Gonzales and Karnes Counties located in South Texas from a NGP affiliated company for $3.3 million. Due to common control considerations, this transaction was recognized in the equity statement.

Related Party Agreements

We and certain of our affiliates have entered into various documents and agreements. These agreements have been negotiated among affiliated parties and, consequently, are not the result of arm’s-length negotiations.

Registration Rights Agreement

In connection with the closing of our initial public offering, we entered into a registration rights agreement with MRD Holdco and former management members of WildHorse Resources, Jay Graham (“Graham”) and Anthony Bahr (“Bahr”). Pursuant to the registration rights agreement, we have agreed to register the sale of shares of our common stock under certain circumstances.

Voting Agreement

In connection with the closing of our initial public offering, we entered into a voting agreement with MRD Holdco, WHR Incentive LLC, a limited liability company beneficially owned by Messrs. Bahr and Graham, and certain former management members of WildHorse Resources, who contributed their ownership of WildHorse Resources to us in the restructuring transactions. Among other things, the voting agreement provides that those former management members of WildHorse Resources will vote all of their shares of our common stock as directed by MRD Holdco.

Services Agreement

In connection with the closing of our initial public offering, we entered into a services agreement with WildHorse Resources and WildHorse Resource Management Company, LLC (“WHR Management Company”), pursuant to which WHR Management Company agreed to provide operating and administrative services to us for twelve months relating to the Terryville Complex. In exchange for such services, we paid a monthly management fee to WHR Management Company of approximately $1.0 million excluding third party COPAS income credits.

Upon the closing of our initial public offering, WHR Management Company became a subsidiary of WildHorse Resources II, LLC, an affiliate of the Company (“WHR II”). NGP and certain former management members of WildHorse Resources own WHR II.

The services agreement was terminated effective March 1, 2015.

WildHorse Management Services Agreement

A discussion of the WildHorse and WHR II management services and related agreements is included in our 2014 Form 10-K. These agreements were terminated in connection with our initial public offering.

Gas Processing Agreement

Subsequent event. On April 14, 2015, we, through our wholly-owned subsidiary, MRD Operating, entered into an amended and restated gas processing agreement (“GPA”) with PennTex North Louisiana Operating, LLC (“PennTex Operating”), a wholly-owned subsidiary of PennTex North Louisiana, LLC (“PennTex”). WildHorse Resources, which owned our interest in the Terryville Complex and merged into MRD Operating in February 2015, initially entered into a gas processing agreement with PennTex in March 2014, prior to our initial public offering. PennTex is a joint venture among certain affiliates of NGP in which MRD Midstream LLC, a wholly-owned subsidiary of MRD Holdco, owns a minority interest. Once PennTex Operating’s first processing plant becomes operational, it will process natural gas produced from wells located on certain leases owned by us in the state of Louisiana. The GPA has a 15-year primary term, subject to one-year extensions at either party’s election. We will pay PennTex Operating a monthly volume processing fee, subject to annual inflation escalators, based on volumes of natural gas processed by PennTex Operating. Once the first plant is declared operational, we will be obligated to pay a minimum processing fee equal to approximately $18.3 million on an annual basis, subject to certain adjustments and conditions until the second processing plant is declared operational. Once the second plant is declared operational, we will be obligated to pay a minimum volume processing fee equal to approximately $55.0 million on an annual basis, subject to certain adjustments and conditions.

In addition, on April 14, 2015, we entered into (i) an amended and restated area of mutual interest and midstream exclusivity agreement (“AMI”) with PennTex NLA Holdings, LLC, which owns a majority interest in PennTex, MRD WHR LA Midstream LLC, an affiliate of MRD Holdco, and PennTex, (ii) a gas transportation agreement (“GTA”) with PennTex Operating, (iii) a gas gathering agreement (“GGA”) with PennTex Operating, and (iv) a transportation services agreement (“TSA” and, together with the GPA, AMI, GTA, and GGA, the “Midstream Agreements”) with PennTex Operating to provide gathering, residue gas and natural gas liquids transportation services to us in the state of Louisiana. The Midstream Agreements have a 15-year primary term, subject to one-year extensions at either party’s elections.

Under the GGA, once the first processing plant is declared operational, we will pay PennTex Operating a commodity usage charge equal to at least the minimum volume commitment (115,000 MMBtu per day) times $0.02 per MMBtu until PennTex Operating’s second processing plant is declared operational. Once the second processing plant is declared operational, we will pay PennTex Operating a commodity usage charge equal to at least an increased minimum volume commitment (345,000 MMBtu per day) times $0.02 MMBtu through November 30, 2019. The minimum volume commitment will increase to 460,000 MMBtu on July 1, 2016 and may further increase subject to the terms of the GGA. Prior to December 1, 2019, PennTex Operating is also entitled to a payback demand fee from us equal to the monthly demand quantity (460,000 MMBtu per day) times a $0.03 MMBtu through November 30, 2019. Beginning on December 1, 2019, PennTex Operating is not entitled to a monthly demand charge, the commodity usage charge escalates to $0.05 per MMBtu, and PennTex Operating is entitled to receive a commodity usage charge from us equal to the minimum volume commitment (460,000 MMBtu per day through June 30, 2026, and 345,000 MMBtu per day thereafter) times $0.05 MMBtu.

Similarly, under each of the GTA and TSA, which commence concurrently with the operational dates of the two processing plants, PennTex Operating will be entitled to a commodity usage charge of $0.04 per MMBtu for all volumes of residue gas and natural gas liquids produced on our behalf.

Under the AMI, we granted PennTex Operating the exclusive right to build all of our midstream infrastructure in northern Louisiana and to provide midstream services to support our current and future production on our operated acreage within such area (other than production subject to existing third-party commitments).

Classic Pipeline Gas Gathering Agreement & Water Disposal Agreement

In November 2011, Classic Hydrocarbons Operating, LLC (“Classic Operating”), which became our wholly-owned subsidiary in connection with the restructuring transactions, and Classic Pipeline entered into a gas gathering agreement. Pursuant to the gas gathering agreement, Classic Operating dedicated to Classic Pipeline all of the natural gas produced (up to 50,000 MMBtus per day) on the properties operated by Classic Operating within certain counties in Texas through 2020, subject to one-year extensions at either party’s election. In May 2014, Classic Operating and Classic Pipeline amended the gas gathering agreement with respect to Classic Operating’s remaining assets located in Panola and Shelby Counties, Texas. Under the amended gas gathering agreement, Classic Operating agreed to pay a fee of (i) $0.30 per MMBtu, subject to an annual 3.5% inflationary escalation, based on volumes of natural gas delivered and processed, and (ii) $0.07 per MMBtu per stage of compression plus its allocated share of compressor fuel. The amended gas gathering agreement has a term until December 31, 2023, subject to one-year extensions at either party’s election.

In May 2014, Classic Operating and Classic Pipeline entered into a water disposal agreement. The water disposal agreement has a three-year term, subject to one-year extensions at either party’s election. Under the water disposal agreement, Classic Operating agreed to pay a fee of $1.10 per barrel for each barrel of water delivered to Classic Pipeline.

In February 2015, in connection with and as part of the Property Swap, Classic sold all of the equity interests owned by it in Classic Operating to Memorial Production Operating LLC, a wholly-owned subsidiary of MEMP, and Classic and Classic GP were merged into MRD Operating in March 2015.

Note 13. Related Party Transactions

Amounts due to (due from) MRD Holdco and certain affiliates of NGP at December 31, 2014 and 2013 are presented as “Accounts receivable – affiliates” and “Accounts payable – affiliates” in the accompanying balance sheets.

Net Profits Interest Sold to NGP

Upon the completion of the 2010 Petrohawk and Clayton Williams acquisitions, WildHorse Resources sold a net profits interest in these properties to NGPCIF. Upon the acquisition of the Petrohawk properties WildHorse Resources immediately sold a net profits interest of 6.25% for all producing well bores and the right to participate in a 3.125% net profits interest in non-producing wellbores for the subject area for $19.5 million, or $19.1 million after adjustments. Upon the acquisition of the Clayton Williams properties, WildHorse Resources immediately sold a net profits interest of 23.5% for all producing wellbores and the right to participate in a 10.0% net profits interest in non-producing wellbores for the subject area for $19.8 million, or $19.9 million after adjustments. No gain or loss was recorded from these two transactions.

The net profits agreements for these transactions provided for a fixed fee of $20,000 per month for overhead and management in lieu of COPAS (Council of Petroleum Accountants Societies) billings. The net profits agreements did not provide for an overhead adjustment factor for this monthly charge, as suggested by COPAS. Quarterly net payments were made to NGPCIF for its net profits interest in the Petrohawk and Clayton Williams acquisitions. The net payments included credits for revenue receipts which were offset with production costs, capital expenditures and the management fee and were adjusted for any acquisition settlements received or paid and any other miscellaneous adjustments. As required by such agreements, WildHorse Resources could not collect funds owed by NGPCIF to WildHorse Resources, but WildHorse Resources could net amounts due from future quarterly payments.

As a result of these transactions, WildHorse Resources paid NGPCIF a total of $2.6 million and $2.3 million during 2013 and 2012, respectively. NGPCIF owed WildHorse Resources $0.2 million at December 31, 2013.

NGPCIF NPI Acquisition

WildHorse Resources repurchased the net profits interests discussed above from NGPCIF on February 28, 2014 for a purchase price of $63.4 million (see Note 1). This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. WildHorse Resources recorded the following net assets (in thousands):

Accounts receivable	$2,274
Oil and natural gas properties, net	40,056
Accrued liabilities	(297)
Asset retirement obligations	(277)
Net assets	$41,756

Due to common control considerations, the difference between the purchase price and the net assets acquired are reflected within equity as a deemed distribution to NGP affiliates.

Transactions Between the Previous Owners and NGP Affiliates

The previous owners sold certain interests in oil and gas properties offshore Louisiana on October 11, 2012 for an aggregate $40.1 million to an NGP controlled entity, of which $38.1 million was received upon closing and the remaining proceeds were released from escrow in April 2013. Due to common control considerations, the proceeds from the sale exceeded the net book value of the properties sold by $6.3 million and recognized in the equity statement as a net contribution.

Beta Acquisition

On December 12, 2012, MEMP acquired Rise Energy Operating, Inc. (‘REO”), which owns certain operating interests in producing and non-producing oil and gas properties offshore Southern California (the “Beta Properties”), from Rise for a purchase price of $270.6 million, which included $3.0 million of working capital and other customary adjustments. The Beta acquisition was funded with borrowings under MEMP’s revolving credit facility and the net proceeds generated from its December 12, 2012 public offering of common units. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. MEMP recorded the following net assets (in thousands):

Cash and cash equivalents	$6,021
Accounts receivable	16,284
Short-term derivative instruments, net	2,926
Prepaid expenses and other current assets	4,521
Oil and natural gas properties, net	108,342
Restricted investments	68,009
Accounts payable	(9,092)
Accrued liabilities	(9,140)
Asset retirement obligations	(58,746)
Credit facilities	(28,500)
Deferred tax liability	(1,674)
Noncontrolling interest	(5,255)
Net assets	$93,696

An affiliate of REO collected a management fee for providing administrative services to REO. These administrative services included accounting, business development, finance, legal, information technology, insurance, government regulations, communications, regulatory, environmental and human resources services. REO incurred and paid management fees of $1.6 million during the year ended December 31, 2012. These management fees are presented as a component of general and administrative costs and expenses in the accompanying statements of operations.

October 2013 Cinco Group Acquisition

On October 1, 2013, MEMP acquired, through equity and asset transactions, oil and natural gas properties primarily in the Permian Basin, East Texas and the Rockies from MRD LLC and certain affiliates of NGP for an aggregate purchase price of approximately $603 million (subject to customary post-closing adjustments), of which approximately $507.1 million was received by certain affiliates of NGP. We refer to this transaction as the “Cinco Group acquisition.” The Cinco Group acquisition was funded with borrowings under MEMP’s revolving credit facility. The Cinco Group acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method.

Cash and cash equivalents	$2,820
Accounts receivable	5,184
Prepaid expenses and other current assets	1,454
Oil and natural gas properties, net	342,759
Long-term derivative instruments, net	(826)
Other long-term assets	344
Accounts payable	(2,346)
Revenue payable	(2,910)
Accrued liabilities	(1,799)
Short-term derivative instruments, net	(1,828)
Asset retirement obligations	(9,606)
Credit facilities	(151,690)
Net assets	$181,556

Other Acquisitions or Dispositions

On March 10, 2014, BlueStone sold certain interests in oil and gas properties in McMullen, Webb, Zapata, and Hidalgo Counties located in South Texas to BlueStone Natural Resources II, LLC, an NGP controlled entity. Total cash consideration received by BlueStone was approximately $1.2 million, which exceeded the net book value of the properties sold by $0.5 million. Due to common control considerations, the $0.5 million was recognized in the equity statement as a contribution.

On March 28, 2014, MRD Royalty acquired certain interests in oil and gas properties in Gonzales and Karnes Counties located in South Texas from Propel Energy for $3.3 million.

On June 18, 2014, in connection with our initial public offering and the related restructuring transactions (see Note 1), WHR Management Company was sold by WildHorse Resources to an affiliate of the Funds for net book value. The net book value of the assets sold was as follows (in thousands):

Cash and cash equivalents	$33,001
Restricted cash	300
Accounts receivable	5,256
Prepaid expenses and other current assets	379
Property, plant and equipment, net	3,410
Other long-term assets	4
Accounts payable	(19,959)
Accounts payable - affiliates	(17,099)
Accrued liabilities	(5,061)
Net assets	$231

Related Party Agreements

We and certain of our affiliates have entered into various documents and agreements. These agreements have been negotiated among affiliated parties and, consequently, are not the result of arm’s-length negotiations.

Registration Rights Agreement

In connection with the closing of our initial public offering, we entered into a registration rights agreement with MRD Holdco and former management members of WildHorse Resources, Jay Graham (“Graham”) and Anthony Bahr (“Bahr”). Pursuant to the registration rights agreement, we have agreed to register the sale of shares of our common stock under certain circumstances.

Voting Agreement

In connection with the closing of our initial public offering, we entered into a voting agreement with MRD Holdco, WHR Incentive LLC, a limited liability company beneficially owned by Messrs. Bahr and Graham, and certain former management members of WildHorse Resources, who contributed their ownership of WildHorse Resources to us in the restructuring transactions. Among other things, the voting agreement provides that those former management members of WildHorse Resources will vote all of their shares of our common stock as directed by MRD Holdco. The voting agreement also prohibits the transfer of any shares of our common stock by the former management members of WildHorse Resources until after the termination of the services agreement described below; provided, however, that the former management members of WildHorse Resources (other than Messrs. Bahr and Graham) may transfer their shares of our common stock after the 180 day lock-up period has expired and these transfer restrictions will not prohibit Messrs. Bahr and Graham from exercising piggyback registration rights under the registration rights agreement described above.

Services Agreement

In connection with the closing of our initial public offering, we entered into a services agreement with WildHorse Resources and WHR Management Company, pursuant to which WHR Management Company would provide operating and administrative services to us for twelve months relating to the Terryville Complex. In exchange for such services, we paid a monthly management fee to WHR Management Company of approximately $1.0 million excluding third party COPAS income credits.

Upon the closing of our initial public offering, WHR Management Company became a subsidiary of WildHorse Resources II, LLC, an affiliate of the Company. NGP and certain former management members of WildHorse Resources own WHR II.

Subsequent event. We terminated the services agreement as of March 1, 2015.

WildHorse Management Services Agreement

WHR II is an independent energy company engaged in the acquisition, exploration, and development of natural gas and crude oil properties. WHR II is a related party and was organized in the State of Delaware on June 3, 2013. A management services agreement was executed on August 8, 2013, where WildHorse Resources provided general, administrative and employee services to WHR II. On August 8, 2013, a management agreement between WildHorse Resources and WHR II was executed where WildHorse was appointed the manager for WHR II with responsibilities included administrative and land services, operator services and financial and accounting services. As operator, WildHorse Resources received operated and non-operated revenues on behalf of WHR II and billed and received joint interest billings. In addition, WildHorse Resources paid for lease operating expenses and drilling costs on behalf of WHR II. On August 8, 2013, an asset and cost sharing agreement between WildHorse Resources and WHR II was executed. As part of the agreement, shared WildHorse Resources costs were allocated between WildHorse Resources and WHR II in accordance with a sharing ratio. The sharing ratio is based on the previous quarter’s capital expenditures and number of operated wells. Company specific costs were billed directly to the appropriate entity. As a result of these agreements, WildHorse Resources received net payments of $4.4 million from WHR II in 2013. WildHorse Resources owed WHR II $2.4 million as of December 31, 2013.  These agreements were terminated in connection with our initial public offering.

Cinco Group Transition Service Agreements

MEMP entered into transition service agreements with Propel Energy, Stanolind, and Boaz Energy Partners to provide operating and administrative services to MEMP with respect to the acquired properties. The term of these agreements were from October 1, 2013 through February 28, 2014. MEMP paid transition service fees of approximately $0.8 million in the aggregate under these agreements.

Other Agreements

Effective March 1, 2012, BlueStone entered into an agreement with CH4 Energy III, LLC, an NGP controlled entity, to sell an undivided 25% interest in certain properties in the Mossy Grove Prospect in Walker and Madison Counties located in East Texas. Total cash consideration received by BlueStone was approximately $7.0 million, which exceeded the net book value of the properties sold by $6.4 million. Due to common control considerations, the $6.4 million was recognized in the equity statement as a contribution. The transaction closed on July 13, 2012.

A company affiliated with one of Classic’s employees provided certain land-related services to Classic. Classic paid approximately $1.0 million to this affiliated company for these services in 2012.

Certain of the Cinco Group entities entered into advisory service, reimbursement, and indemnification agreements with NGP. These agreements generally required that an annual advisory fee be paid to NGP. Fees paid under these agreements for the years ended December 31, 2013 and 2012 were approximately $0.3 million and $0.4 million, respectively. Certain of the Cinco Group entities also paid a financing fee equal to a percentage of the capital contributions raised by NGP. These fees were considered a syndication cost and reduced equity contributions for financing fees paid. Fees for the year ended December 31, 2012 was approximately $0.4 million. There were no fees for the year ended December 31, 2013.

During 2012, the previous owners received an equity contribution of $6.9 million of oil and gas properties in the Hendricks Field located in the Permian Basin of Texas by an NGP controlled entity. Due to common control considerations, this equity contribution was recorded at historical cost of the properties.

During 2012, Boaz reimbursed a member of its management team approximately $0.3 million in general, administrative, and lease operating expenses related to an oral lease agreement between the member of management and a third party for a field office and yard located in Bronte, Texas.

Gas Processing Agreement

On March 17, 2014, WildHorse Resources entered into a gas processing agreement with PennTex North Louisiana, LLC (“PennTex”). PennTex is a joint venture among certain affiliates of NGP in which MRD Holdco owns, through its subsidiary MRD Midstream LLC, a minority interest. Once PennTex’s processing plant becomes operational, it will process natural gas produced from wells located on certain leases owned by us in the state of Louisiana. The agreement has a 15-year primary term, subject to one-year extensions at either party’s election. We will pay PennTex a monthly fee, subject to an annual inflationary escalation, based on volumes of natural gas delivered and processed. Once the plant is declared operational, we will be obligated to pay a minimum processing fee equal to approximately $18.3 million on an annual basis, subject to certain adjustments and conditions. The gas processing agreement requires that the processing plant be operational no later than November 1, 2015.

Classic Pipeline Gas Gathering Agreement & Water Disposal Agreement

On November 1, 2011, Classic Hydrocarbons Operating, LLC (“Classic Operating”), which became our wholly-owned subsidiary in connection with the restructuring transactions, and Classic Pipeline entered into a gas gathering agreement. Pursuant to the gas gathering agreement, Classic Operating dedicated to Classic Pipeline all of the natural gas produced (up to 50,000 MMBtus per day) on the properties operated by Classic Operating within certain counties in Texas through 2020, subject to one-year extensions at either party’s election. On May 1, 2014, Classic Operating and Classic Pipeline amended the gas gathering agreement with respect to Classic Operating’s remaining assets located in Panola and Shelby Counties, Texas. Under the amended gas gathering agreement, Classic Operating agreed to pay a fee of (i) $0.30 per MMBtu, subject to an annual 3.5% inflationary escalation, based on volumes of natural gas delivered and processed, and (ii) $0.07 per MMBtu per stage of compression plus its allocated share of compressor fuel. The amended gas gathering agreement has a term until December 31, 2023, subject to one-year extensions at either party’s election.

On May 1, 2014, Classic Operating and Classic Pipeline entered into a water disposal agreement. The water disposal agreement has a three-year term, subject to one-year extensions at either party’s election. Under the water disposal agreement, Classic Operating agreed to pay a fee of $1.10 per barrel for each barrel of water delivered to Classic Pipeline.